Expense Example {- Freedom 2015 Portfolio} - 02.28 VIP Freedom Funds Initial, Service, Service 2 Combo PRO-11 - Freedom 2015 Portfolio	Apr. 30, 2022 USD ($)
VIP Freedom 2015 Portfolio-Initial VIP
Expense Example:
1 year	$ 47
3 years	148
5 years	258
10 years	579
VIP Freedom 2015 Portfolio-Service VIP
Expense Example:
1 year	57
3 years	179
5 years	313
10 years	701
VIP Freedom 2015 Portfolio-Service 2 VIP
Expense Example:
1 year	73
3 years	227
5 years	395
10 years	$ 883